CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,948,173	$ 7,728,143
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	23,088
Deferred tax expense (benefit)	(319,252)	$ 155,705
Depreciation and amortization	2,681,293	1,707,496
Bad debt provisions	$ 36,938	33,252
Gain on disposal of fixed assets		37,466
Changes in operating assets:
Accounts receivable	$ (2,224,191)	(4,378,994)
Advances to suppliers	364,925	30,592
Inventories	1,184,796	(2,733,597)
Other assets	95,350	(255,284)
Changes in operating liabilities:
Accounts payable	(2,737,576)	1,728,498
Advance from customers	(66,731)	262,743
Taxes payable	425,412	605,132
Accrued and other liabilities	548,382	468,916
Net cash provided by operating activities	7,960,607	5,390,068
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	$ (5,471,455)	(4,734,094)
Proceeds from disposal of property and equipment		73,508
Cash invested in certificates of deposit	$ (1,986,668)	$ (1,352,782)
Advance payments on equipment purchase	(1,047,526)
Purchase of intangible assets	(264,577)
Net cash used in investing activities	(8,770,226)	$ (6,013,368)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	42,684,057	39,549,931
Repayments of short-term borrowings	(46,039,616)	(40,004,616)
Proceeds from bank notes payable	5,318,470	3,244,492
Repayments of bank notes payable	(5,560,034)	(3,267,330)
Repayments of loans from related parties	(37,764)	(183,621)
Change of restricted cash	97,928	2,605,466
Proceeds from issuance of shares/capital contribution	$ 18,594,972	7,530,000
Dividends paid to shareholders		(10,274,848)
Net cash provided by (used in) financing activities	$ 15,058,013	(800,526)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(74,554)	124,745
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	14,173,840	(1,299,081)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	1,399,714	2,698,795
CASH AND CASH EQUIVALENTS, ENDING OF THE YEAR	15,573,554	1,399,714
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION: Cash paid during the year for:
Interest paid	1,136,896	833,401
Income tax paid	1,257,004	$ 1,065,518
Non-cash investing activities:
Transfer from construction in progress to fixed assets	3,913,677
Transfer from advance payments to fixed assets	$ 726,445